Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended
	Nov. 19, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000254438
Account Value [Line Items]
Line Graph and Table Measure Name						Atlas America Fund
Accumulated Value	$ 10,000	$ 10,056	$ 10,346	$ 10,542	$ 10,897		$ 10,960	$ 11,208	$ 11,192
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,957	9,531	10,574	11,433		11,737	11,228	12,935
Bloomberg 7-10 Year Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,926	$ 10,312	$ 10,457	$ 10,640		$ 10,759	$ 10,729	$ 10,743